Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	¥ 89,048,312		¥ 66,897,085
Total	89,048,312	$ 12,733,739	66,897,085	¥ 120,789,049	$ 16,861,501	¥ 108,805,302	¥ 69,039,405
At a point of time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total				61,355,474		72,551,148	55,590,318
Over time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total				59,433,575		36,254,154	13,449,087
Marketing campaign planning and execution [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	40,660,848		40,677,032	61,355,474		72,551,148	55,590,318
Online precision marketing [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	48,387,464		25,105,152	56,680,368		31,619,104	6,112,910
Offline advertising [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue			¥ 1,114,901	¥ 2,753,207		¥ 4,635,050	¥ 7,336,177